Segment and revenue information (Tables)	12 Months Ended
Dec. 31, 2022
Segment and revenue information
Schedule of key financial information by segment
The following tables presents the Company’s key financial information by segment:

Amounts in thousands of USD	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Kit
Revenue from external customers	$55,091	$26,797	$14,759
Cost of goods sold	(7,131)	(4,112)	(2,671)
Gross profit	$47,960	$22,685	$12,088
Service
Revenue from external customers	73,012	60,221	34,404
Cost of goods sold	(31,776)	(28,299)	(12,114)
Gross profit	$41,236	$31,922	$22,290
Total segments
Revenue from external customers	128,103	87,018	49,163
Cost of goods sold	(38,907)	(32,411)	(14,785)
Gross profit	$89,196	$54,607	$34,378
Corporate / Unallocated
Revenue from external customers	11,745	7,955	4,904
Cost of goods sold	(6,442)	(4,353)	(2,671)
Gross profit	$5,303	$3,602	$2,233
Consolidated
Revenue from external customers	139,848	94,973	54,067
Cost of goods sold	(45,349)	(36,764)	(17,456)
Gross profit	$94,499	$58,209	$36,611

Schedule of disaggregation of revenue from contracts with customers
The Group derives revenue primarily from the sales of own-produced finished goods and services in the following geographical regions:

As per December 31, 2022	Kit	Services	Corporate /Unallocated	Total
	amounts in thousands USD
Sweden	$3,903	$2,277	$529	$6,709
Americas	25,138	36,159	5,218	66,515
EMEA (excluding Sweden)	17,287	30,576	3,118	50,981
China	2,968	29	1,744	4,741
Japan	2,353	2,395	265	5,013
Rest of world	3,442	1,576	871	5,889
Total	$55,091	$73,012	$11,745	$139,848

As per December 31, 2021	Kit	Services	Corporate /Unallocated	Total
	amounts in thousands USD
Sweden	$2,072	$3,155	$1,467	$6,694
Americas	12,170	27,105	3,068	42,343
EMEA (excluding Sweden)	10,381	26,612	1,754	38,747
China	1,908	148	717	2,773
Japan	182	2,605	195	2,982
Rest of world	84	596	754	1,434
Total	$26,797	$60,221	$7,955	$94,973

As per December 31, 2020	Kit	Services	Corporate /Unallocated	Total
	amounts in thousands USD
Sweden	$4,029	$2,307	$884	$7,220
Americas	6,824	19,268	1,715	27,807
EMEA (excluding Sweden)	2,858	10,906	1,166	14,930
China	374	101	193	668
Japan	88	1,369	90	1,547
Rest of world	586	453	856	1,895
Total	$14,759	$34,404	$4,904	$54,067

Schedule of non-current operating assets are distributed by geography	Non-current operating assets are distributed by geography as follows:

Amounts in thousands USD	As of December 31,
	2022	2021
Sweden	$280,181	$327,404
Rest of World	13,663	11,707
Total	$293,844	$339,111